Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Research and Development Expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€‘000)	For the year ended December 31,
	2022	2021	2020
Employee expenses	9 062	9 475	8 564
Clinical study costs	4 280	4 000	5 555
Preclinical study costs	1 233	2 473	1 976
Depreciation	1 231	1 276	1 511
IP filing and maintenance fees	831	353	230
Rent and utilities	610	670	800
Share-based payments	425	644	927
Process development and scale-up	396	770	1 056
Consulting fees	320	568	372
Travel & Living	126	85	116
Delivery systems	—	—	47
Others	415	459	369
Total R&D expenses	18 928	20 773	21 522

Summary of General and Administrative Expenses
General and administrative expenses

(€‘000)	For the year ended December 31,
	2022	2021	2020
Employee expenses	3 801	3 575	3 363
Consulting fees	2 870	2 254	1 747
Insurances	1 967	1 642	1 182
Share-based payments	1 199	1 529	1 855
Communication & Marketing	239	434	454
Depreciation	209	243	320
Travel & Living	115	31	91
Rent	109	50	87
Post-employment benefits	(55)	(7)	19
Other	92	157	197

Total General and administration	10 546	9 908	9 315